                                          Semi-Annual Report o February 28, 1998

[LOGO]

Tax Free Reserves

[Graphic Omitted]

                                                                   MONEY MARKETS


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                              INVESTMENT PRODUCTS:
             NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
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

TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
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Portfolio Environment and Outlook                                              2
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Fund Facts                                                                     3
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Fund Performance                                                               4
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CITIFUNDS TAX FREE RESERVES

Statement of Assets and Liabilities                                            5
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Statement of Operations                                                        5
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Statement of Changes in Net Assets                                             6
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Financial Highlights                                                           6
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Notes to Financial Statements                                                  7
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TAX FREE RESERVES PORTFOLIO

Portfolio of nvestments                                                       10
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Statement of Assets and Liabilities                                           17
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Statement of Operations                                                       17
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Statement of Changes in Net Assets                                            18
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Financial Highlights                                                          18
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Notes to Financial Statements                                                 19
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

LETTER TO OUR SHAREHOLDERS

Dear Shareholder:

The six-month period ended February 28, 1998 was a good one for most financial assets, especially U.S. stocks and bonds. A remarkably resilient economy, low rates of inflation and lower interest rates were primarily responsible for the above-average returns provided by longer-term investments. However, shorter-term assets did not share the benefits these positive economic influences provided. As interest rates declined during the period, so did yields on most money market securities.

   Nonetheless, we are pleased with the performance of CitiFundsSM Tax Free Reserves. Despite the difficult market environment for short-term tax-exempt securities, the portfolio continued to provide shareholders with a competitive level of income that is largely free from federal income taxes.

   Among other highlights of the reporting period, your portfolio has changed its name to CitiFunds Tax Free Reserves. The fund's investment objective and management approach remain the same.

   Finally, we would like to thank you for your continued confidence and participation.

Sincerely,

/S/ Philip W. Coolidge

Philip W. Coolidge
President
March 20, 1998

PORTFOLIO ENVIRONMENT AND OUTLOOK

SHORT-TERM INTEREST RATES GENERALLY DECLINED OVER THE PAST SIX MONTHS. At the same time, the U.S. economy continued to grow in the late stages of one of the longest expansions since World War II. Unlike previous economic cycles, however, this one has been particularly notable for its persistently low inflation rate. Inflation has remained benign despite strong economic growth and low unemployment. As a result, fixed-income investors have grown increasingly confident that inflation will not erode the future value of their principal and income. They bid up the prices of bonds accordingly, and yields on money market securities generally fell.

   The tax-exempt bond market also responded during the six-month period to its own unique influences. While changes in the yields of short-term tax-exempt securities generally tracked those of comparable taxable securities, supply-and-demand factors helped keep tax-exempt yields high relative to U.S. Treasury bills and notes. First, demand for short-term investments was relatively constrained because the stellar returns provided by stocks and longer-term bonds provided little incentive for investors to seek the safety of money market funds. In addition, the possibility of changes in the rules governing corporate holdings of municipal bonds reduced business demand for tax-exempt securities. Yet, the available supply of short-term tax-exempt securities rose as municipalities came to the market to take advantage of low interest rates, putting upward pressure on rates.

   WE FOUND ATTRACTIVE INVESTMENT OPPORTUNITIES IN VARIABLE-RATE SECURITIES, which were available with yields up to one percentage point higher than comparable fixed-rate notes. Consequently, variable-rate notes comprised between 60% and 75% of the portfolio's assets on average during the six-month period. Many municipalities used variable-rate securities to refinance their longer-term debt, potentially enabling them to reduce their borrowing costs further if interest rates continue to decline.

   The portfolio's increased exposure to variable-rate securities caused its average maturity to decline from about 50 days at the start of the six-month period to as low as 35 days. Later in the period, we took advantage of technical factors to purchase longer-dated tax-exempt notes at favorable rates of interest, and the portfolio's average maturity rose to as much as 60 days. In our view, our current "barbell" portfolio structure -- short-term variable-rate securities on one end, longer-term fixed-rate notes on the other -- positions the portfolio well for the future. If short-term tax-exempt yields fall further, the longer-dated, fixed-rate holdings should help us maintain relatively high yields. If interest rates rise, the portfolio's shorter-term, variable-rate securities should help us participate in higher yields as they become available.

   WE BELIEVE THAT MODESTLY LOWER SHORT-TERM INTEREST RATES ARE LIKELY. Ultimately, however, we believe that the direction of tax-exempt money market yields depends upon the U.S. economy and the nation's stock market. If the economy slows, yields of short-term tax-exempt and taxable securities will generally move lower. If slower economic growth causes a stock market correction, investors may shift their assets to the short-term tax-exempt market in order to avoid potential losses. In this case, higher demand for tax-exempt securities may cause yields to decline further.

   Whatever the next six months hold, we will continue to manage the portfolio according to the approach we have followed for years. We intend to adjust the average maturity in anticipation of changes in interest rates and shift assets among the most attractive sectors of the tax-exempt marketplace. We fully expect this strategy to provide competitive levels of federally tax-exempt income commensurate with a stable principal value.

FUND FACTS

FUND OBJECTIVE
Provide high levels of current income which is exempt from Federal income taxes,* preservation of capital and liquidity.

INVESTMENT ADVISER,                    DIVIDENDS
TAX FREE RESERVES PORTFOLIO            Declared daily, paid monthly
Citibank, N.A.
                                       CAPITAL GAINS
COMMENCEMENT OF OPERATIONS             Distributed annually, if any
August 31, 1984
                                       BENCHMARKS
NET ASSETS AS OF 2/28/98               o Lipper Tax Exempt Money Market
$482.1 million                           Funds Average
                                       o IBC General Tax Free
                                         Funds Average


* A portion of the income may be subject to the Federal Alternative Minimum Tax
  (AMT). Consult your personal tax advisor.

FUND PERFORMANCE

TOTAL RETURNS

                                                 SIX      ONE    FIVE      TEN
ALL PERIODS ENDED FEBRUARY 28, 1998 (Unaudited) MONTHS** YEAR    YEARS*   YEARS*
--------------------------------------------------------------------------------

CitiFunds Tax Free Reserves                      1.53%   3.12%    2.76%    3.63%
Lipper Tax Exempt Money Market Funds Average     1.52%   3.09%    2.76%    3.64%

 *Average Annual Total Return
**Not Annualized

7-Day Yields
Annualized Current                2.89%
Effective                         2.93%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during that seven day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized, the income earned by the investment during that seven day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

COMPARISON OF 7-DAY YIELDS FOR CITIFUNDS TAX FREE RESERVES
VS. IBC GENERAL TAX FREE FUNDS AVERAGE

As illustrated, CitiFunds Tax Free Reserves generally provided a similar annualized seven-day yield to that of a comparable IBC Money Fund Average, as published in IBC Money Fund ReportTM, for the one-year period.

                  CitiFunds          IBC General
                   Tax Free         Tax Free Funds
                   Reserves             Average
                  ---------         --------------
3/4/97              2.83%               2.82%
3/11/97             2.70%               2.61%
3/18/97             2.69%               2.56%
3/25/97             2.82%               2.75%
4/1/97              2.92%               2.89%
4/8/97              2.87%               2.80%
4/15/97             2.96%               2.90%
4/22/97             3.18%               3.14%
4/29/97             3.52%               3.51%
5/6/97              3.54%               3.43%
5/13/97             3.39%               3.33%
5/20/97             3.35%               3.30%
5/27/97             3.29%               3.25%
6/3/97              3.24%               3.20%
6/10/97             3.01%               3.00%
6/17/97             3.21%               3.19%
6/24/97             3.35%               3.29%
7/1/97              3.45%               3.43%
7/8/97              3.13%               3.04%
7/15/97             2.93%               2.92%
7/22/97             3.06%               3.04%
7/29/97             3.09%               3.06%
8/5/97              3.05%               3.04%
8/12/97             2.91%               2.91%
8/19/97             2.90%               2.92%
8/26/97             2.85%               2.86%
9/2/97              2.84%               2.90%
9/9/97              2.91%               2.95%
9/16/97             3.03%               3.06%
9/23/97             3.19%               3.17%
9/30/97             3.34%               3.29%
10/7/97             3.18%               3.11%
10/14/97            3.08%               3.05%
10/21/97            3.07%               3.05%
10/28/97            3.09%               3.09%
11/4/97             3.09%               3.09%
11/11/97            3.11%               3.12%
11/18/97            3.24%               3.21%
11/25/97            3.31%               3.24%
12/2/97             3.29%               3.23%
12/9/97             3.10%               3.01%
12/16/97            3.13%               3.10%
12/23/97            3.26%               3.22%
12/30/97            3.37%               3.34%
1/6/98              3.24%               3.26%
1/13/98             2.93%               2.88%
1/20/98             2.89%               2.87%
1/27/98             2.90%               2.92%
2/3/98              2.98%               3.00%
2/10/98             2.81%               2.70%
2/17/98             2.66%               2.61%
2/24/98             2.77%               2.78%

Note: The Fund seeks to maintain a stable $1.00 per share price, although there is no assurance that this will be so on a continuing basis. Fund shares are not insured or guaranteed by the U.S. Government. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITIFUNDS TAX FREE RESERVES
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 1998 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:
Investment in Tax Free Reserves Portfolio, at value (Note 1)       $483,340,034
Receivable for shares of beneficial interest sold                           125
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    Total assets                                                    483,340,159
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LIABILITIES:
Payable for shares of beneficial interest repurchased                   146,616
Dividends payable                                                       862,039
Payable to affiliate--Shareholder Servicing Agents' fees (Note 3B)       91,952
Accrued expenses and other liabilities                                  155,647
--------------------------------------------------------------------------------
    Total liabilities                                                 1,256,254
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NET ASSETS for 482,101,235 shares of beneficial
  interest outstanding                                             $482,083,905
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NET ASSETS CONSIST OF:
Paid-in capital                                                    $482,101,235
Accumulated net realized loss on investments                            (17,330)
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    Total                                                          $482,083,905
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NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE           $1.00
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CITIFUNDS TAX FREE RESERVES
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 1998 (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME (Note 1A):
Income from Tax Free Reserves Portfolio                  $8,431,275
Allocated expenses from Tax Free Reserves Portfolio        (340,622)
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                                                                     $8,090,653
EXPENSES:
Shareholder Servicing Agents' fees (Note 3B)                562,991
Administrative fees (Note 3A)                               562,991
Distribution fees (Note 4)                                  225,197
Shareholder reports                                          13,395
Custodian fees                                               11,035
Registration fees                                             8,894
Transfer agent fees                                           7,873
Auditing fees                                                 7,550
Trustee fees                                                  6,476
Legal fees                                                    5,350
Miscellaneous                                                14,361
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   Total expenses                                         1,426,113
Less aggregate amounts waived by Administrator
   and Distributor (Notes 3A and 4)                        (294,439)
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    Net expenses                                                      1,131,674
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Net investment income                                                 6,958,979
NET REALIZED GAIN ON INVESTMENTS FROM TAX FREE RESERVES
  PORTFOLIO                                                               9,348
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NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $6,968,327
--------------------------------------------------------------------------------

See notes to financial statements

CITIFUNDS TAX FREE RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                             SIX MONTHS ENDED
                                             FEBRUARY 28, 1998     YEAR ENDED
                                                (Unaudited)      AUGUST 31, 1997
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INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income                           $  6,958,979       $ 12,138,295
Net realized gain on investments                       9,348             4,286
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    Net increase in net assets from operations     6,968,327         12,142,581
--------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                             (6,958,019)       (12,138,295)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
 AT NET ASSET VALUE OF $1.00 PER
Share (Note 5):
Proceeds from sale of shares                     477,995,176        785,995,599
Net asset value of shares issued to
  shareholders from reinvestment of
  dividends                                        1,318,643          2,758,764
Cost of shares repurchased                      (419,723,491)      (737,624,515)
--------------------------------------------------------------------------------
    Net increase in net assets from transactions
       in shares of beneficial interest           59,590,328         51,129,848
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                        59,600,636         51,134,134
NET ASSETS:
Beginning of period                              422,483,269        371,349,135
--------------------------------------------------------------------------------
End of period                                   $482,083,905       $422,483,269
--------------------------------------------------------------------------------

CITIFUNDS TAX FREE RESERVES
FINANCIAL HIGHLIGHTS

                                SIX MONTHS ENDED                               YEAR ENDED AUGUST 31,
                                FEBRUARY 28, 1998     --------------------------------------------------------------------------
                                   (Unaudited)        1997             1996             1995             1994             1993
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
   beginning of period              $1.00000         $1.00000         $1.00000         $1.00000         $1.00000         $1.00000
Net investment income                0.01523          0.03004          0.02973          0.03197          0.02002          0.02014
Less dividends from net
   investment income                (0.01523)        (0.03004)        (0.02973)        (0.03197)        (0.02002)        (0.02014)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
   end of period                    $1.00000         $1.00000         $1.00000         $1.00000         $1.00000         $1.00000
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                   $482,084         $422,483         $371,349         $392,172         $232,333         $227,296
Ratio of expenses to
   average net assets*                 0.65%+           0.65%            0.65%            0.65%            0.65%            0.65%
Ratio of net investment income
   to average net assets*              3.09%+           3.01%            2.97%            3.22%            1.99%            2.01%
Total return                           1.53%**          3.05%            3.01%            3.24%            2.02%            2.03%

Note: If agents of the Fund and agents of Tax Free Reserves Portfolio had not waived a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share     $0.01385         $0.02715         $0.02693         $0.02929         $0.01730         $0.01723
RATIOS:
Expenses to average net assets*        0.93%+           0.94%            0.93%            0.92%            0.92%            0.94%
Net investment income to
  average net assets*                  2.81%+           2.72%            2.69%            2.95%            1.72%            1.72%
---------------------------------------------------------------------------------------------------------------------------------

 * Includes the Fund's share of Tax Free Reserve Portfolio's allocated expenses
 + Annualized
** Not Annualized.

See notes to financial statements

CITIFUNDS TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Tax Free Reserves (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end, management investment company. Effective January 2, 1998 Landmark Tax Free Reserves changed its name to CitiFunds Tax Free Reserves. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as investment adviser. CFBDS, Inc. ("CFBDS"), (formerly Landmark Funds Broker-Dealer Services, Inc.) acts as the Fund's Administrator and Disributor. Citibank also serves as Sub-Administrator and makes Fund shares available to customers as Shareholder Servicing Agent.

   The Fund seeks to achieve its investment objective of a high level of current income which is exempt from federal income taxes, consistent with preservation of capital and liquidity, by investing all of its investable assets in the Portfolio, an open-end, non-diversified management investment company having the same investment objective as the Fund. The value of such investment reflects the Fund's proportionate interest (approximately 87.8% at February 28, 1998) in the net assets of the Portfolio.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. Investment Income The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

   B. Federal Taxes The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 1997, the Fund, for federal income tax purposes, had a capital loss carryover of $27,638, of which $4,677 will expire on August 31, 1999, $1,494 will expire on August 31, 2002 and $21,467 will expire on August 31, 2005. Such capital loss carryovers will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

   C. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon, Eastern standard time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

3. ADMINISTRATIVE SERVICES PLAN The Fund has adopted an Administrative Services Plan which provides that the Fund may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents, and may enter into agreements providing for the payment of fees for such services. Under the Fund's Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.60% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year.

   A. Administrative Fees Under the terms of an Administrative Services Agreement, CFBDS is entitled to an administrative fee, as compensation for overall administrative services and general office facilities, which is computed at the annual rate of 0.25% of the Fund's average daily net assets. Administrative fees amounted to $562,991, of which $196,395 was voluntarily waived for the six months ended February 28, 1998. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from CFBDS as from time to time is agreed to by CFBDS and Citibank. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

   B. Shareholder Servicing Agent Fees The Fund has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives a fee from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agent fees amounted to $562,991 for the six months ended February 28, 1998.

4. DISTRIBUTION FEE The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund compensates the Distributor at an annual rate not to exceed 0.10% of the Fund's average daily net assets. The Distributor may also receive an additional fee from the Fund at an annual rate not to exceed 0.10% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. No payments of such additional fees have been made during the period. Distribution fees amounted to $225,197, of which $98,044 was voluntarily waived for the six months ended February 28, 1998.

5. SHARE OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $286,924,493 and $235,193,672, respectively, for the six months ended February 28, 1998.

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                      February 28, 1998
(Unaudited)

                                              PRINCIPAL
                                               AMOUNT
ISSUER                                     (000'S OMITTED)           VALUE
--------------------------------------------------------------------------------
TAX-EXEMPT COMMERCIAL PAPER -- 1.8%
--------------------------------------------------------------------------------

Dallas, Texas,
  3.50% due 4/07/98                             $ 3,806           $  3,806,000
Houston, Texas,
  Airport System Revenue,
  AMT, 3.60% due 6/08/98                          3,000              3,000,000
Venango, Pennsylvania,
  3.65% due 4/06/98                               1,300              1,300,000
Venango, Pennsylvania,
  Industrial Development
  Revenue,
  3.65% due 4/06/98                               2,000              2,000,000
                                                                  ------------
                                                                    10,106,000
                                                                  ------------
GENERAL OBLIGATION BONDS
AND NOTES -- 6.0%
--------------------------------------------------------------------------------
California School Cash
  Reserve Notes,
  4.75% due 7/02/98                               4,000              4,011,578
Chicago, Illinois,
  3.55% due 10/29/98                              3,900              3,900,000
Chicago, Illinois,
  3.55% due 2/04/99                               3,000              3,000,000
Joshua, Texas Independent
  School District,
  6.125% due 2/15/99                              4,710              4,822,329
State of Utah General
  Obligations,
  3.10% due 3/10/98                               2,000              2,000,000
State of Utah General
  Obligations,
  3.30% due 3/11/98                               2,750              2,750,000
 State of Utah General
  Obligations, AMT,
  3.61% due 7/01/22                               3,330              3,330,000
Texas State,
  3.50% due 4/01/20                               9,440              9,440,100
                                                                  ------------
                                                                    33,254,007
                                                                  ------------
ANNUAL AND SEMI-ANNUAL TENDER REVENUE
  BONDS AND NOTES (PUTS) -- 18.7%
--------------------------------------------------------------------------------
Alabama State,
  5.70% due 3/01/98    1,000  1,000,000
Anchorage, Alaska,
  6.80% due 7/01/98                               1,000              1,009,773
Chicago, Illinois, Metropolitan
  Water Reclamation District,
  7.25% due 1/01/99                               1,200              1,234,314
Clackmas County, Oregon,
  Hospital Facilities Authority,
  3.75 % due 4/01/98                              3,200              3,199,967
Clark County, Kentucky,
  Pollution Control Revenue,
  3.70% due 4/15/98                               2,400              2,400,000
Fort Smith, Arizona,
  Sales and Use Tax,
  4.00% due 12/01/98                                480                480,000
Hawaii State Department
  of Budget and Finance
  Revenue,
  3.75% due 3/01/98                               4,100              4,100,000
Kentucky Assets and Liabilities,
  3.55% due 6/04/98                               3,000              3,000,000
Lower Colorado River
  Authority,
  3.45% due 5/21/98                               3,300              3,300,000
Maryland State Department
  of Transportation
  Construction,
  6.375% due 11/01/98                             2,000              2,036,910
Michigan State, Michigan,
  4.50% due 9/30/98                               2,500              2,511,260
Michigan State,
  Housing Development
  Authority, AMT,
  3.625% due 3/09/98                              4,000              4,000,000
Milwaukee, Wisconsin, Metro
  Sewer District,
  6.50% due 10/01/98                              1,000              1,016,422
Minnesota Water Pollution
  Control Revenue,
  5.00% due 3/01/99                               2,170              2,199,584
Nashville, Tennessee, Health
  and Educational Facilities,
  3.75% due 1/15/99                               4,000              4,000,000
New Berlin, Wisconsin,
  4.50% due 12/01/98                              1,105              1,111,019
Nevada State,
  9.70% due 5/01/98                               2,800              2,827,208
Newport News, Virginia,
  6.875 % due 12/01/98                            1,700              1,778,744
Oklahoma State Water
  Resource Board State
  Loan Revenue,
  3.75% due 3/02/98                              12,700             12,700,000
Ohio State Public Facilities
  Authority,
  4.50% due 11/01/98                              5,000              5,029,188
Ohio State Public Facilities
  Authority,
  5.00% due 11/01/98                              1,000              1,008,438
Port Seattle, Washington,
  4.60% due 4/01/98                               1,000              1,000,669
Reno, Nevada,
  Hospital Revenue,
  7.10% due 7/01/98                                 500                505,479
Rhode Island State
  Resource Recovery,
  4.25% due 7/31/98                               1,000              1,001,195
San Antonio, Texas
  6.20% due 2/01/99                               2,000              2,046,896
San Antonio, Texas
  7.00% due 2/01/99                               2,000              2,060,905
Scottsdale, Arizona,
  Water and Sewer Revenue,
  7.25% due 7/01/98                                 425                429,463
Sikeston, Missouri,
  Electric Revenue Authority,
  3.60% due 6/17/98                              10,098             10,098,000
South Dakota Education
  Loans Inc., AMT,
  3.70% due 5/06/98                               5,000              5,000,000
Texas State,
  8.10% due 6/01/98                               1,000              1,010,471
Texas State,
  3.60 % due 6/17/98                              4,950              4,950,000
Utah State Building
  Ownership Authority,
  7.50% due 8/15/98                               1,000              1,017,108
Virginia State,
  5.80% due 5/15/98                               1,165              1,169,874
Virginia State,
  6.60% due 6/01/98                               1,800              1,848,030
Washington State,
  Housing Finance
  Community, AMT,
  3.90% due 12/15/98                              1,000              1,000,000
Wichita, Kansas,
  4.25% due 8/27/98                               4,000              4,011,580
York County, South Carolina,
  Pollution Control,
  3.70% due 3/15/98                               5,900              5,899,982
                                                                  ------------
                                                                   102,992,479
                                                                  ------------
REVENUE, TAX, BOND AND TAX
REVENUE ANTICIPATION NOTES--17.7%
--------------------------------------------------------------------------------
Butts County, Georgia,
  School District,
  3.85% due 9/01/98                               1,390              1,390,000
Charlotte, North Carolina,
  5.50% due 5/01/98                               1,000              1,002,903
Charlotte, North Carolina,
  Certificates of Participation,
  4.00% due 9/01/98                               1,000              1,002,201
Chicago, Illinois, Public Building
  Commercial Revenue,
  7.75% due 1/01/99                               1,530              1,608,341
Colorado Springs, Colorado,
  Utilities Revenue,
  5.40% due 11/15/98                              1,315              1,330,817
East Stroudsburg, Pennsylvania,
  4.50% due 11/15/98                              1,000              1,005,950
Fairfax County, Virginia,
  5.375% due 4/01/98                              3,750              3,755,493
Fairfax County, Virginia,
  5.90% due 4/01/98                                 830                831,465
Fairfax County, Virginia,
  5.00% due 6/01/98                               2,000              2,006,131
Georgia State,
  5.80% due 3/01/98                               1,980              1,980,000
Hamilton, Ohio,
  Electric System Revenue,
  8.00% due 10/15/98                                400                418,497
Harris County, Texas,
  7.50% due 3/01/98                               1,000              1,000,000
Honolulu, Hawaii,
  6.00% due 4/01/98                               1,000              1,001,771
Houston, Texas,
  6.50% due 2/01/99                               1,000              1,026,163
Idaho State, Tax Anticipation Notes,
  4.625% due 6/30/98                              1,500              1,503,536
Inland, Florida,
  Protection Financing Corp.,
  3.55% due 6/12/98                               4,320              4,320,000
Inland, Florida,
  Protn. Financing Corp.,
  4.00% due 7/01/98                               4,000              4,006,396
Iowa State School Cash
  Anticipation Program,
  4.50% due 6/26/98                               3,000              3,006,426
Iowa State School Cash
  Anticipation Program,
  4.25% due 1/28/99                               5,970              6,005,688
Jonesboro, Arkansas,
  Sale and Use Tax,
  3.80% due 5/15/98                               4,000              4,000,000
Jonesboro, Arkansas, Sale
  and Use Tax,
  3.90% due 11/15/98                              1,000              1,000,000
Lafayette, Louisiana,
  Public Import Sales Tax,
  8.00% due 3/01/98                               2,000              2,040,000
Louisiana Public Facilities
  Authority,
  4.40% due 12/10/98                              4,000              4,017,011
Maine State,
  4.00% due 6/29/98                               3,000              3,004,888
Maine State,
  4.50% due 7/01/98                               2,000              2,004,893
Massachusetts State Health
  and Educational Facilities,
  7.75% due 6/01/98                                 725                746,199
Mecklenburg County,
  North Carolina,
  6.20% due 1/01/99                               1,000              1,021,128
Minnesota State,
  6.80% due 8/01/98                               2,000              2,027,581
Montana State,
  Tax and Revenue
  Anticipation Notes,
  4.25% due 6/30/98                               1,000              1,002,436
Montana State, Tax and
  Revenue Anticipation
  Notes, 4.50% due 6/30/98                        3,000              3,006,529
New Mexico State,
  4.50% due 6/30/98                               1,750              1,755,220
New Mexico State Severance
  Tax, 5.375% due 7/01/98                         4,800              4,829,517
Rio Grande City, Texas,
  Construction Industrial
  Development,
  4.50% due 8/15/98                                 435                435,974
Salem, Ohio, City School
  District, Bond Anticipation
  Notes, 4.00% due 3/05/98                        1,350              1,350,010
St. Joseph County, Indiana,
  Hospital Revenue,
  4.25% due 8/15/98                               1,565              1,569,563
Texas State,
  7.20% due 8/01/98                               1,000              1,014,843
Texas State, Tax and Revenue
  Anticipation Notes,
  4.75% due 8/31/98                               5,300              5,328,651
University of Missouri,
  4.25% due 6/30/98                               7,000              7,014,946
Virginia State Transportation
  Board Revenue,
  7.80% due 3/01/98                               1,315              1,341,300
Virginia State Transportation
  Board Revenue,
  6.00% due 5/15/98                               2,370              2,427,441
Wake County, North Carolina,
  4.40% due 3/01/98                                 150                150,000
Washington State,
  4.20% due 8/01/98                               3,000              3,005,420
Washington Suburban
  Sanitation District,
  7.00% due 12/01/98                              2,500              2,582,942
Western Minnesota
  Municipal Power Agency
  Supply, 10.25% due 1/01/99                        600                631,684
Wisconsin State,
  6.20% due 5/01/98                               1,000              1,003,904
Wisconsin State,
  7.10% due 5/01/98                                 590                598,922
                                                                  ------------
                                                                    97,112,780
                                                                  ------------
VARIABLE RATE DEMAND NOTES* -- 55.0%
--------------------------------------------------------------------------------
Alexandria, Virginia, Industrial
  Development Authority,
  due 7/01/26                                     1,400              1,400,000
Arapahoe County, Colorado,
  Revenue Authority,
  due 7/01/07                                     2,125              2,125,000
Beloit, Kansas, Industrial
  Development Authority,
  due 12/01/16                                    4,000              4,000,000
Bexar County, Texas, Health
  Facilities Development,
  due 7/11/11                                       960                960,000
Bexar County, Texas, Housing
  Finance Authority,
  due 9/15/26                                     1,900              1,900,000
Capital Projects Financial
  Authority Revenue,
  due 8/01/17                                     1,700              1,700,000
Capital Projects Financial
  Authority Revenue,
  due 7/01/27                                     3,300              3,300,000
Carrollton, Georgia, Payroll
  Development Authority,
  due 3/01/15                                     1,750              1,750,000
Carthage, Missouri, Industrial
  Development Authority
  Revenue, due 4/01/07                            2,000              2,000,000
Carthage, Missouri, Industrial
  Development Authority
  Revenue, AMT,
  due 9/01/30                                     2,000              2,000,000
Cherokee County, South
  Carolina, Industrial Revenue,
  AMT, due 8/01/19                                  200                200,000
Chicago, Illinois, Industrial
  Development Revenue,
  due 8/01/09                                     2,500              2,500,000
Clarksville, Tennessee,
  Public Building Authority,
  due 10/01/25                                    1,000              1,000,000
Clayton County, Georgia,
  Housing Authority,
  due 1/01/21                                       865                865,000
Clipper Tax Exempt Trust,
  AMT, due 3/01/15                                3,400              3,400,000
Clipper Tax Exempt Trust,
  AMT, due 3/01/16                                3,500              3,500,000
Colorado Housing Finance
  Authority, due 2/15/28                          2,000              2,000,000
Columbus, Georgia,
  Housing Authority Revenue,
  due 11/01/17                                      850                850,000
Columbus, Indiana,
  Economic Development
  Revenue, AMT,
  due 1/01/00                                     1,040              1,040,000
Connecticut State, Housing
  Finance Authority,
  due 5/15/18                                       500                500,000
Crossett, Arizona,
  Pollution Control Revenue,
  due10/01/98                                     3,500              3,500,000
Dauphin County, Pennsylvania,
  General Authority Revenue,
  due 10/01/27                                    5,000              5,000,000
De Kalb County, Georgia,
  Multifamily Housing Revenue,
  due 6/01/25                                     4,300              4,300,000
Director State, Nevada,
  Department Of Business,
  AMT, due 8/01/20                                  955                955,000
District of Columbia, Revenue,
  due 10/01/15                                      500                500,000
East Baton Rouge, Louisiana,
  Pollution Control Revenue,
  due 10/01/99                                    2,200              2,200,000
Effingham County, Georgia,
  Development Authority,
  due 4/01/37                                       400                400,000
Eloy, Arizona, Industrial
  Development Authority
  Revenue, AMT,
  due 8/01/20                                     1,000              1,000,000
Farmington, New Mexico,
  Pollution Control Revenue,
  due 6/01/23                                    10,995             10,995,000
Fayetteville, Arkansas,
  Industrial Development,
  AMT, due 12/01/04                               1,100              1,100,000
Forsyth County, Georgia,
  Industrial Development
  Revenue, due 1/01/07                            2,000              2,000,000
Fort Wayne, Indiana,
  Economic Development
  Revenue, due 12/01/03                           1,000              1,000,000
Fort Wayne, Indiana,
  Hospital Authority Revenue,
  due 1/01/16                                     1,000              1,000,000
Fox Lake, Wisconsin,
  Redevelopment Authority
  Revenue, AMT,
  due 6/01/09                                     1,760              1,760,000
Fulton County, Georgia,
  Development Authority,
  due 12/01/12                                    5,000              5,000,000
Fulton County, Georgia,
  Development Authority
  Revenue, due 2/01/18                            2,000              2,000,000
Fulton County, Georgia,
  Industrial Development
  Authority, AMT,
  due 6/01/27                                       500                500,000
Gage County, Nevada,
  Industrial Development
  Revenue, AMT,
  due 10/10/17                                    1,000              1,000,000
Georgia State Hospital
  Finance Authority Revenue,
  due 3/01/01                                     2,748              2,748,000
Germantown, Wisconsin,
  Industrial Development
  Authority, due 8/01/11                            955                955,000
Gila County, Arizona, Industrial
  Development Authority,
  due 11/01/25                                    1,800              1,800,000
Gordon County, Georgia,
  Industrial Development
  Authority Revenue,
  due 8/01/17                                     1,000              1,000,000
Grant Parish, Louisiana,
  Industrial Development
  Revenue, AMT,
  due 10/01/21                                    1,000              1,000,000
Green River, Wyoming,
  Pollution Control Revenue,
  AMT, due 10/01/18                                 400                400,000
Gulf Coast, Texas, Industrial
  Development Authority,
  AMT, due 5/01/24                                  300                300,000
Gwinett County, Georgia,
  Industrial Development
  Revenue, due 6/01/05                            1,500              1,500,000
Gwinett County, Georgia,
  Industrial Development
  Revenue, due 3/01/17                            1,000              1,000,000
Harris County, Texas, Health
  Facilities Development,
  due 2/15/27                                     2,200              2,200,000
Houston, Texas, Water and
  Sewer Revenue,
  due 12/01/25                                    3,535              3,535,000
Illinois Health Facilities
  Authority Revenue,
  due 5/01/11                                     2,700              2,700,000
Illinois Development,
  due 11/01/17                                    2,725              2,725,000
Jackson, Mississippi, Industrial
  Development Revenue,
  due 12/01/15                                    2,650              2,650,000
Jackson County, Mississippi,
  Pollution Control Revenue,
  due 6/01/23                                     1,200              1,200,000
Jefferson Parish, Louisiana,
  Hospital District 2,
  due 12/01/15                                    2,700              2,700,000
Kentucky State Turnpike
  Authority Resource
  Recovery, due 7/01/98                           6,000              6,000,000
Kohler, Wisconsin, Industrial
  Sewer Facilities, AMT,
  due 9/01/17                                     4,000              4,000,000
Louisa County, Virginia,
  Industrial Development
  Authority, due 1/01/20                            900                900,000
Macon, Trust Receipts Pooled
  Certificates, due 10/01/32                      5,000              5,000,000
Macon, Trust Receipts Pooled
  Variable Rate, AMT,
  due 2/05/30                                     2,695              2,695,000
Macon, Trust Receipts Pooled
  Variable Rate, AMT,
  due 12/15/30                                      700                700,000
Madison, Wisconsin,
  Community Development
  Authority, due 6/01/22                          1,125              1,125,000
Mason County, Kentucky,
  Pollution Control,
  due 10/15/14                                    2,950              2,950,000
Massachusetts State Turnpike
  Authority, due 1/01/17                         10,800             10,800,000
Mississippi Home Corporation,
  Single Family, due 11/01/29                     3,305              3,305,000
Mississippi Home Corporation,
  Single Family, AMT,
  due 6/01/28                                     3,500              3,500,000
Moorhead, Minnesota, Solid
  Waste Disposal, AMT,
  due 4/01/12                                     3,000              3,000,000
Morgan Keegan Municipal
  Productions, AMT
  due 12/03/98                                    3,000              3,000,000
Morgan Keegan Municipal
  Trust Receipts, AMT
  due 5/01/29                                     2,900              2,900,000
Morgan Keegan Municipal
  Trust Receipts, AMT
  due 5/01/30                                       800                800,000
Morton, Illinois, Industrial
  Development, AMT,
  due 4/01/16                                       970                970,000
Murray County, Georgia,
  Development Revenue,
  AMT, due 9/01/17                                1,000              1,000,000
Nash County, North Carolina,
  due 12/01/14                                    1,000              1,000,000
Nashville, Tennessee,
  due 5/15/25                                     6,450              6,450,000
New Hampshire State
  Industrial Development
  Authority, AMT,
  due 1/01/18                                     1,325              1,325,000
New Hampshire Highway,
  Educational and Health
  Facilities, due 6/01/23                         5,945              5,945,000
New Hanover County, North
  Carolina, due 3/01/14                           2,250              2,250,000
New Jersey Economic
  Development Authority,
  AMT, due 12/15/98                               6,000              6,000,000
New York State Medical Care
  Facilities Finance Authority,
  due 8/15/22                                     4,400              4,400,000
New York State Thruway
  Authority, General Revenue,
  due 1/01/27                                       700                700,000
North Carolina Medical Care
  Hospital Authority,
  due 10/01/13                                      200                200,000
North Little Rock, Arkansas,
  Health Facilities,
  due 12/01/21                                    8,400              8,400,000
Oak Creek, Wisconsin,
  Industrial Development
  Authority, due 12/01/07                         1,700              1,700,000
Ohio Housing Finance Agency
  Revenue, AMT,
  due 3/01/99                                     6,000              6,000,000
Orange County, Florida,
  Industrial Development
  Authority, due 1/01/11                            450                450,000
Ossian, Indiana, Economic
  Development Revenue,
  AMT, due 12/01/23                                 200                200,000
Peoria, Illinois, Health Care
  Facilities Revenue,
  due 5/01/17                                     1,440              1,440,000
Person County, North
  Carolina, Pollution Control
  Authority, due 11/01/19                         3,000              3,000,000
Philadelphia, Pennsylvania,
  Airport Revenue,
  due 6/15/10                                     3,915              3,915,000
Port Arthur, Texas, Navigation
  District, due 10/01/24                            300                300,000
Puttable Floating Option Tax
  Exempt, due 10/01/32                           17,185             17,185,000
Regional Transportation
  District of Co.,
  due 12/01/17                                    5,000              5,000,000
Rhode Island State Industrial
  Facilities Corp.,
  due 11/01/05                                    4,240              4,240,000
Rhode Island State Industrial
  Facilities Corp., AMT,
  due 6/01/05                                     4,400              4,400,000
Roswell, Georgia, Multifamily
  Housing Authority,
  due 8/01/27                                     2,500              2,500,000
Rutherford County, Tennessee,
  Industrial Development,
  AMT, due 12/01/03                               1,500              1,500,000
Saline County, Nebraska,
  Industrial Development
  Revenue, AMT,
  due 10/01/11                                    1,000              1,000,000
Savannah, Illinois, Industrial
  Development Revenue,
  due 6/01/04                                       600                600,000
Seattle, Washington, Municipal
  Lighting and Power Revenue,
  due 11/01/18                                      900                900,000
Sevier County, Tennessee, Public
  Building Authority,
  due 6/01/17                                     1,500              1,500,000
Sevier County, Tennessee,
  Public Building Authority,
  due 6/01/21                                     4,000              4,000,000
Shelby County, Tennessee,
  due 12/01/10                                   11,725             11,725,000
South Carolina Jobs
  Economic Development,
  due 4/01/17                                       700                700,000
Southeastern Oklahoma
  Industrial Development
  Authority, due 6/01/16                          3,400              3,400,000
St. Charles County, Missouri,
  Industrial Development
  Authority, due 12/01/07                         1,000              1,000,000
St. Charles Parish, Louisiana,
  Pollution Revenue,
  due 3/01/24                                     2,400              2,400,000
Tarrant County,Texas, Health
  Facilities Development,
  due 2/15/17                                     6,300              6,300,000
Tarrant County,Texas, Health
  Facilities Development,
  due 11/15/26                                      980                980,000
Texas State, Department of
  Housing and Community,
  due 3/01/17                                     1,995              1,995,000
Texas State, Turnpike Authority,
  due 1/01/23                                     3,000              3,000,000
Thornton, Colorado, Industrial
  Development Revenue,
  due 12/15/99                                    1,000              1,000,000
Tipton, Indiana, Economic
  Development Revenue,
  due 7/01/22                                     1,065              1,065,000
Traill County, North Dakota,
  Industrial Development,
  AMT, due 12/01/11                               1,000              1,000,000
Traill County, North Dakota,
  Industrial Development,
  AMT, due 12/11/11                               1,000              1,000,000
Uinta County, Wyoming,
  Pollution Control Revenue,
  due 12/01/22                                      700                700,000
Utah State Board of Regents,
  due 11/01/25                                      900                900,000
Utah State Board of Regents,
  AMT, due 11/01/31                                 500                500,000
Vermont Industrial
  Development Authority,
  AMT, due 12/01/11                                 800                800,000
Walton County, Georgia,
  Industrial Building Authority,
  due 10/01/00                                    1,050              1,050,000
Walton County, Georgia,
  Industrial Building Authority,
  due 10/01/02                                    1,080              1,080,000
Washington State Health Care
  Facilities Revenue,
  due 10/01/05                                      500                500,000
Washington State Health Care
  Facilities Revenue,
  due 1/01/23                                       200                200,000
Whitfield County, Georgia,
  Development Authority
  Revenue, AMT,
  due 11/01/17                                    1,000              1,000,000
Winchester, Kentucky, Industrial
  Building, due 10/01/18                          1,700              1,700,000
                                                                  ------------
                                                                   302,753,000
                                                                  ------------
TOTAL INVESTMENTS AT
   AMORTIZED COST                                  99.2%           546,218,266
OTHER ASSETS, LESS
   LIABILITIES                                      0.8              4,134,878
                                                  -----           ------------
NET ASSETS                                        100.0%          $550,353,144
                                                  -----           ------------

AMT-Subject to Alternative Minimum Tax
* Variable rate demand notes have a demand feature under which the fund could tender them back to the issuer on no more than 7 day's notice.

See notes to financial statements

TAX FREE RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 1998 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:
Investments, at amortized cost and value (Note 1A)                  $546,218,266
Cash                                                                     101,330
Interest receivable                                                    5,146,006
--------------------------------------------------------------------------------
    Total assets                                                     551,465,602
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                      1,007,075
Payable to affiliate--Investment Advisory fees (Note 2A)                  42,307
Accrued expenses and other liabilities                                    63,076
--------------------------------------------------------------------------------
    Total liabilities                                                  1,112,458
--------------------------------------------------------------------------------
Net Assets                                                           550,353,144
--------------------------------------------------------------------------------
REPRESENTED BY:
Capital paid-in for beneficial interests                            $550,353,144
--------------------------------------------------------------------------------

TAX FREE RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 1998 (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME (Note 1B)                                          $9,402,995
--------------------------------------------------------------------------------

EXPENSES:
Investment Advisory fees (Note 2A)                  $ 503,609
Administrative fees (Note 2B)                         125,902
Custodian fees                                         94,671
Auditing fees                                          10,200
Trustee fees                                            6,631
Legal fees                                              5,480
Miscellaneous                                           8,787
--------------------------------------------------------------------------------

    Total expenses                                    755,280
Less aggregate amounts waived by Investment
  Advisor and Administrator (Notes 2A and 2B)        (373,406)
Less fees paid indirectly (Note 1D)                    (1,850)
--------------------------------------------------------------------------------
    NET EXPENSES                                                        380,024
--------------------------------------------------------------------------------
Net investment income                                                $9,022,971
NET REALIZED GAIN ON INVESTMENTS                                         10,547
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $9,033,518
--------------------------------------------------------------------------------

See notes to financial statements

TAX FREE RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS           SIX MONTHS ENDED
                                             FEBRUARY 28, 1998     YEAR ENDED
                                                (Unaudited)      AUGUST 31, 1997
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income                            $9,022,971        $14,529,341
Net realized gain on investments                     10,547              4,286
--------------------------------------------------------------------------------
Increase in net assets from operations            9,033,518         14,533,627
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                     362,470,690        574,845,460
Value of withdrawals                           (304,780,838)      (477,920,393)
--------------------------------------------------------------------------------
Net increase in net assets from capital
  transactions                                   57,689,852         96,925,067
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                       66,723,370        111,458,694
NET ASSETS:
Beginning of period                             483,629,774        372,171,080
--------------------------------------------------------------------------------
End of period                                  $550,353,144       $483,629,774
--------------------------------------------------------------------------------

TAX FREE RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS

                         SIX MONTHS ENDED                       YEAR ENDED AUGUST 31,
                         FEBRUARY 28, 1998  ------------------------------------------------------------
                            (Unaudited)      1997          1996           1995         1994         1993
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
   (000's omitted)            $550,353      $483,630      $372,171      $394,222      $233,108     $277,593
Ratio of expenses to
   average net assets            0.15%+        0.19%         0.30%         0.32%         0.31%        0.31%
Ratio of net investment income to
   average net assets            3.57%+        3.46%         3.31%         3.55%         2.33%        2.35%
-----------------------------------------------------------------------------------------------------------

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the periods indicated and the expenses were not reduced for fees paid indirectly for the years after August 31, 1995, the ratios would have been as follows:

RATIOS:
Expenses to average net assets   0.30%+        0.31%         0.32%         0.32%         0.32%        0.33%
Net investment income
   to average net assets         3.42%+        3.35%         3.29%         3.55%         2.32%        2.32%
-----------------------------------------------------------------------------------------------------------

+ Annualized

See notes to financial statements

TAX FREE RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES Tax Free Reserves Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. CFBDS, Inc. ("CFBDS"), (formerly Landmark Funds Broker-Dealer Services, Inc.) acts as the Portfolio's Administrator. Citibank, N.A. ("Citibank") acts as the Investment Adviser.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

   B. Investment Income and Expenses Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio. Expenses of the Portfolio are accrued daily.

   C. Federal Income Taxes The Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. Fees Paid Indirectly The Fund's custodian bank calculates its fees based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

   E. Other Purchases, maturities and sales, of money market instruments are accounted for on the date of the transaction.

2. INVESTMENT ADVISORY FEE AND ADMINISTRATIVE FEE
   A. Investment Advisory Fee The investment advisory fee paid to Citibank, as compensation for overall investment management services, amounted to $503,609, of which $247,504 was voluntarily waived for the six months ended February 28, 1998. The investment advisory fee is computed at the annual rate of 0.20% of the Portfolio's average daily net assets.

   B. Administrative Fee Under the terms of an Administrative Services Agreement, the administrative fee payable to the Administrator, as compensation for overall administrative services and general office facilities, is computed at the annual rate of 0.05% of the Portfolio's average daily net assets and amounted to $125,902, all of which was voluntarily waived for the six months ended February 28, 1998. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, and maturities and sales of money market instruments, exclusive of securities purchased subject to repurchase agreements, aggregated $859,113,045 and $815,200,804, respectively, for the six months ended February 28, 1998.

4. FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES The cost of investment securities owned at February 28, 1998, for federal income tax purposes, amounted to $546,218,266.

5. LINE OF CREDIT The Portfolio, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 1998, the commitment fee allocated to the Portfolio was $899. Since the line of credit was established, there have been no borrowings.

TRUSTEES AND OFFICERS
Philip W. Coolidge*, President
Mark T. Finn
Riley C. Gilley
William S. Woods, Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John. R. Elder*

*Affiliated Person of Administrator and Distributor

INVESTMENT ADVISER
(OF TAX FREE RESERVES PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor
Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

THE CITIFUNDS FAMILY

LARGE CAP STOCKS
o CitiFunds Growth & Income Portfolio
o CitiFunds Large Cap Growth Portfolio

SMALL CAP STOCKS
o CitiFunds Small Cap Growth Portfolio
o CitiFunds Small Cap Value Portfolio

INTERNATIONAL STOCKS
o CitiFunds International Growth & Income Portfolio

GROWTH WITH INCOME
o CitiFunds Balanced Portfolio

BONDS
o CitiFunds Intermediate Income Portfolio
o CitiFunds Short-Term U.S. Government Income Portfolio
o CitiFunds New York Tax Free Income Portfolio
o CitiFunds National Tax Free Income Portfolio

MONEY MARKETS
o CitiFunds Cash Reserves
o CitiFunds U.S. Treasury Reserves
o CitiFunds Tax Free Reserves
o CitiFunds New York Tax Free Reserves
o CitiFunds California Tax Free Reserves
o CitiFunds Connecticut Tax Free Reserves

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

For more information contact your Service Agent or call 1-800-625-4554

CitiFunds are made available by CFBDS, Inc. as distributor.

(C)1998 Citicorp      [Recycle Logo] Printed on recycled paper      CFS/RTF/298